Discontinued operations and assets held for sale - Assets held for sale (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-current assets
Goodwill	€ 24,956	€ 27,615
Other intangible assets	13,896	19,592
Property, plant and equipment	28,499	37,992
Other investments	1,006	1,093
Deferred tax assets	20,177	19,316
Trade and other receivables	5,967	7,843
Total non-current assets	104,790	124,859
Current assets
Inventory	568	956
Taxation recoverable	76	279
Trade and other receivables	8,594	10,705
Cash and cash equivalents	6,183	11,705
Total assets	144,350	155,521
Non-current liabilities
Borrowings	48,328	51,669
Deferred tax liabilities	699	771
Post employment benefits	181	258
Provisions	1,615	1,572
Trade and other payables	2,328	2,184
Total non-current liabilities	53,151	56,454
Current liabilities
Borrowings	8,659	14,721
Taxation liabilities	393	457
Provisions	833	674
Trade and other payables	13,398	€ 18,247
Assets and Liabilities Classified as Held for Sale
Non-current assets
Goodwill	2,398
Other intangible assets	4,318
Property, plant and equipment	9,264
Other investments	2
Deferred tax assets	461
Trade and other receivables	390
Total non-current assets	16,833
Current assets
Inventory	173
Taxation recoverable	77
Trade and other receivables	1,922
Cash and cash equivalents	42
Total current assets	2,214
Total assets	19,047
Non-current liabilities
Borrowings	2,387
Deferred tax liabilities	3
Post employment benefits	45
Provisions	273
Trade and other payables	163
Total non-current liabilities	2,871
Current liabilities
Borrowings	1,019
Taxation liabilities	12
Provisions	90
Trade and other payables	2,926
Total current liabilities	4,047
Total liabilities	6,918
Vodafone Spain, Assets and liabilities classified as held for sale
Non-current assets
Other intangible assets	987
Property, plant and equipment	4,957
Other investments	2
Trade and other receivables	223
Total non-current assets	6,169
Current assets
Inventory	39
Trade and other receivables	805
Cash and cash equivalents	13
Total current assets	857
Total assets	7,026
Non-current liabilities
Borrowings	878
Deferred tax liabilities	3
Provisions	158
Trade and other payables	43
Total non-current liabilities	1,082
Current liabilities
Borrowings	346
Provisions	23
Trade and other payables	1,203
Total current liabilities	1,572
Total liabilities	2,654
Vodafone Italy, Assets and liabilities classified as held for sale
Non-current assets
Goodwill	2,398
Other intangible assets	3,331
Property, plant and equipment	4,307
Deferred tax assets	461
Trade and other receivables	167
Total non-current assets	10,664
Current assets
Inventory	134
Taxation recoverable	77
Trade and other receivables	1,117
Cash and cash equivalents	29
Total current assets	1,357
Total assets	12,021
Non-current liabilities
Borrowings	1,509
Post employment benefits	45
Provisions	115
Trade and other payables	120
Total non-current liabilities	1,789
Current liabilities
Borrowings	673
Taxation liabilities	12
Provisions	67
Trade and other payables	1,723
Total current liabilities	2,475
Total liabilities	€ 4,264